Share Capital (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of stock option transactions
	Number of Options	Weighted Average Exercise Price
Balance, February 5, 2021 (incorporation)	—		$—
Issued	5,220,000		0.40 ($CDN 0.50)
Cancelled	(160,000)		0.40 ($CDN 0.50)
Balance, October 31, 2021	5,060,000		0.40 ($CDN 0.50)
Issued	700,000		0.56 ($CDN 0.73)
Cancelled	(300,000)		0.40 ($CDN 0.50)
Balance, October 31, 2022	5,460,000		0.39 ($CDN 0.53)
		$

Schedule of options were outstanding and exercisable
Grant Date	Expiry Date	Exercise Price	Number of Options Outstanding	Number of Options Exercisable	Weighted Average Remaining Life
April 15, 2021	April 14, 2026	$CDN 0.50 ($0.40)	3,700,000	2,466,666	3.45
August 5, 2021	August 4, 2026	$CDN 0.50 ($0.40)	800,000	533,334	3.76
September 24, 2021	September 23, 2026	$CDN 0.50 ($0.40)	260,000	173,332	3.90
December 7, 2021	December 7, 2026	$CDN 1.00 ($0.79)	100,000	33,333	4.10
March 2, 2022	March 2, 2027	$CDN 1.00 ($0.79)	300,000	100,000	4.34
September 22, 2022	September 22, 2027	$CDN 0.35 ($0.26)	300,000	100,000	4.90
			5,460,000	3,406,665

Schedule of the range of assumptions used to value stock options granted
Options	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October 31, 2021
Expected volatility	78% - 80%	75% - 79%
Risk-free interest rate	1.23% - 3.70%	0.46% - 1.03%
Expected life (in years)	3 – 5	3 – 5
Dividend rate	—	—

Schedule of the company’s shares issuable for silver bull warrants
Warrants	Shares	Weighted Average Exercise Price Per Arras share issuable	Weighted Average Exercise Price Per Silver Bull Share issuable
Balance, February 5, 2021 (inception)	—	$—	$—
Issuable pursuant to the Distribution with Silver Bull	1,971,289	0.25	0.34
Balance, October 31, 2022 and 2021	1,971,289	$0.25	$0.34

Schedule of warrants were outstanding
Expiry Date	Exercise Price	Number of Options Outstanding	Weighted Average Remaining Life
October 27, 2025	$0.25	1,971,289	2.99